Income and other taxes - Unused tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ (7,077)	$ (7,008)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,315,209
Tax effect	302,498
Expire | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	948,071
Tax effect	218,056
Losses generated in 2015 (expires 2035) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	280,549
Tax effect	64,526
Losses generated in 2016 (expires 2036) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	432,581
Tax effect	99,494
Losses generated in 2017 (expires 2037) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	234,941
Tax effect	54,036
Losses generated in 2019 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	255,244
Tax effect	58,706
Losses generated in 2020 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	111,894
Tax effect	$ 25,736